Investments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments

23 Investments

Investments for general account comprise financial assets, excluding derivatives, as well as investments in real estate.

	Note	2018	2017
Available-for-sale (AFS)		84,675	88,170
Loans		42,653	39,368
Financial assets at fair value through profit or loss (FVTPL)		8,597	7,119
Total financial assets, excluding derivatives	23.1	135,925	134,658
Investments in real estate	23.2	2,700	2,147
Total investments for general account		138,625	136,804

23.1 Financial assets, excluding derivatives

	AFS	FVTPL	Loans	Total	Fair value
2018
Shares	478	1,682	-	2,161	2,161
Debt securities	77,340	3,913	-	81,253	81,253
Money market and other short-term investments	5,955	352	-	6,307	6,307
Mortgage loans	-	-	36,240	36,240	39,758
Private loans	-	-	4,103	4,103	4,494
Deposits with financial institutions	-	-	141	141	141
Policy loans	-	-	1,973	1,973	1,973
Other	902	2,649	196	3,747	3,747
At December 31, 2018	84,675	8,597	42,653	135,925	139,834

2017
Shares	490	1,062	-	1,551	1,551
Debt securities	80,200	4,144	-	84,344	84,344
Money market and other short-term investments	6,690	119	-	6,809	6,809
Mortgage loans	-	-	33,562	33,562	38,076
Private loans	-	-	3,642	3,642	4,181
Deposits with financial institutions	-	-	139	139	139
Policy loans	-	-	1,897	1,897	1,897
Other	791	1,795	127	2,713	2,713
At December 31, 2017	88,170	7,119	39,368	134,658	139,711

Of the debt securities, money market and other short-term investments, mortgage loans and private loans EUR 13,287 million is current (2017: EUR 13,749 million).

Refer to note 47 Fair value for further detail on fair value measurement.

Loan allowance

Movement on the loan allowance account during the year were as follows:

	2018	2017
At January 1	(165)	(137)
Addition charged to income statement	(35)	(50)
Reversal to income statement	3	13
Amounts written off	40	10
Net exchange differences	(1)	3
Other	20	(4)
At December 31	(138)	(165)

23.2 Investments in real estate

	2018	2017
At January 1	2,147	1,999
Additions	472	239
Subsequent expenditure capitalized	3	10
Transfers from other headings	-	1
Disposals	(209)	(202)
Fair value gains/(losses)	261	193
Net exchange differences	27	(89)
Other	(1)	(4)
At December 31	2,700	2,147

99% of the value of Aegon’s properties, both for general account and for account of policyholders, were appraised (2017: 95%), of which 98% was performed by independent external appraisers (2017: 99%).

Of the investments in real estate EUR 530 million (2017: EUR 633 million) is held by Aegon Americas and EUR 2,150 million (2017: EUR 1,494 million) is held by Aegon the Netherlands.

Aegon Americas has invested in a commercial property portfolio, consisting of office, retail and industrial buildings. These non-cancellable leases have remaining lease terms up to 20 years. Most leases include a clause to enable upward revision of the rental charge on an annual basis according to either a fixed schedule or prevailing market conditions.

Aegon the Netherlands has invested in long-term residential property leases that can be terminated subject to a short-term notice. Under Dutch law, the maximum annual rent increase on residential property rented in the affordable housing segment is specified by the Dutch national government and equals the annual inflation rate plus a small margin.

Refer to note 48 Commitments and contingencies for a description of non-cancellable lease rights.

Rental income of EUR 82 million (2017: EUR 71 million; 2016: EUR 69 million) is reported as part of investment income in the income statement. Direct operating expenses (including repairs and maintenance) arising from investment property that generated rental income during the period amounted to EUR 63 million (2017: EUR 71 million; 2016: EUR 79 million). In 2018, EUR 2 million of direct operating expenses is related to investment properties that did not generate rental income during the period (2017: EUR 1 million; 2016: 1 million).

Transfers from other headings in 2017 mainly reflect the properties that were foreclosed during the year. The associated mortgage loans were previously reported as part of investments.

There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.

Refer to note 48 Commitments and contingencies for a summary of contractual obligations to purchase investment property.